As filed with the Securities and Exchange Commission on August 24, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

Annual Report of Proxy Voting Record of Registered Management Investment Company

Investment Company Act file number: 811-22770

NEUBERGER BERMAN MLP INCOME FUND INC.
(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti
Chief Executive Officer and President
Neuberger Berman MLP Income Fund Inc.
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002

Arthur Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of agents for service)

Date of fiscal year end: November 30
Date of reporting period: July 1, 2016 to June 30, 2017

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained on Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Proxy Voting Record.

NPX Proxy Voting Record

Registrant : Neuberger Berman MLP Income Fund Inc.

Fund Name : Neuberger Berman MLP Income Fund Inc.

07/01/2016 - 06/30/2017

Cedar Fair, L.P.
	Ticker	Security ID:	Meeting Date		Meeting Status
	FUN	CUSIP 150185106	06/07/2017		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect Gina D. France	Mgmt	For	For	For
	1.2	Elect Matthew A. Ouimet	Mgmt	For	For	For
	1.3	Elect Tom Klein	Mgmt	For	For	For
	2	Ratification of Auditor	Mgmt	For	For	For
	3	Advisory Vote on Executive Compensation	Mgmt	For	For	For
	4	Frequency of Advisory Vote on Executive Compensation	Mgmt	1 Year	1 Year	For

Crown Castle International Corp.
	Ticker	Security ID:	Meeting Date		Meeting Status
	CCI	CUSIP 22822V101	05/18/2017		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Elect P. Robert Bartolo	Mgmt	For	For	For
	2	Elect Jay A. Brown	Mgmt	For	For	For
	3	Elect Cindy Christy	Mgmt	For	For	For
	4	Elect Ari Q. Fitzgerald	Mgmt	For	For	For
	5	Elect Robert E. Garrison II	Mgmt	For	For	For
	6	Elect Lee W. Hogan	Mgmt	For	For	For
	7	Elect Edward C. Hutcheson, Jr.	Mgmt	For	For	For
	8	Elect J. Landis Martin	Mgmt	For	For	For
	9	Elect Robert F. McKenzie	Mgmt	For	For	For
	10	Elect Anthony J. Melone	Mgmt	For	For	For
	11	Elect W. Benjamin Moreland	Mgmt	For	For	For
	12	Ratification of Auditor	Mgmt	For	For	For
	13	Advisory Vote on Executive Compensation	Mgmt	For	For	For
	14	Shareholder Proposal Regarding Proxy Access	ShrHldr	Against	For	Against

Energy Transfer Partners, L.P.
	Ticker	Security ID:	Meeting Date		Meeting Status
	ETP	CUSIP 29273R109	04/26/2017		Voted
	Meeting Type	Country of Trade
	Special	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Merger/Acquisition	Mgmt	For	For	For
	2	Right to Adjourn Meeting	Mgmt	For	For	For
	3	Advisory Vote on Golden Parachutes	Mgmt	For	For	For

Invesco Short-Term Investments Trust
	Ticker	Security ID:	Meeting Date		Meeting Status
	STGAZ	CUSIP 825252406	06/06/2017		Voted
	Meeting Type	Country of Trade
	Special	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect David C. Arch	Mgmt	For	For	For
	1.2	Elect James T. Bunch	Mgmt	For	For	For
	1.3	Elect Bruce L. Crockett	Mgmt	For	For	For
	1.4	Elect Jack M. Fields, Jr.	Mgmt	For	For	For
	1.5	Elect Martin L. Flanagan	Mgmt	For	For	For
	1.6	Elect Cynthia L. Hostetler	Mgmt	For	For	For
	1.7	Elect Eli Jones	Mgmt	For	For	For
	1.8	Elect Prema Mathai-Davis	Mgmt	For	For	For
	1.9	Elect Teresa M. Ressel	Mgmt	For	For	For
	1.10	Elect Larry Soll	Mgmt	For	For	For
	1.11	Elect Ann B. Stern	Mgmt	For	For	For
	1.12	Elect Raymond Stickel, Jr.	Mgmt	For	For	For
	1.13	Elect Philip A. Taylor	Mgmt	For	For	For
	1.14	Elect Robert C. Troccoli	Mgmt	For	For	For
	1.15	Elect Christopher L. Wilson	Mgmt	For	For	For
	2	Amendment Regarding Approval of Mergers Without Shareholder Approval	Mgmt	For	For	For
	3	Amendment to the Fundamental Investment Restriction Related to Investing in Physical Commodities	Mgmt	For	For	For
	4	Amendment to Sub-Advisory Agreement to Add Invesco Powershares Capital Management	Mgmt	For	For	For
	5	Amendment to Sub-Advisory Agreement to Add Invesco Asset Management (India) Private Limited	Mgmt	For	For	For

NuStar GP Holdings, LLC
	Ticker	Security ID:	Meeting Date		Meeting Status
	NSH	CUSIP 67059L102	04/26/2017		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect Bradley C. Barron	Mgmt	For	For	For
	1.2	Elect William B. Burnett	Mgmt	For	For	For
	2	Ratification of Auditor	Mgmt	For	For	For
	3	Advisory Vote on Executive Compensation	Mgmt	For	For	For
	4	Frequency of Advisory Vote on Executive Compensation	Mgmt	3 Years	3 Years	For

Oneok Partners LP
	Ticker	Security ID:	Meeting Date		Meeting Status
	OKS	CUSIP 68268N103	06/30/2017		Voted
	Meeting Type	Country of Trade
	Special	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Merger	Mgmt	For	For	For
	2	Right to Adjourn Meeting	Mgmt	For	For	For

ONEOK, Inc.
	Ticker	Security ID:	Meeting Date		Meeting Status
	OKE	CUSIP 682680103	05/24/2017		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Elect Brian L. Derksen	Mgmt	For	For	For
	2	Elect Julie H. Edwards	Mgmt	For	For	For
	3	Elect John W. Gibson	Mgmt	For	For	For
	4	Elect Randall J. Larson	Mgmt	For	For	For
	5	Elect Steven J. Malcolm	Mgmt	For	For	For
	6	Elect Kevin S. McCarthy	Mgmt	For	For	For
	7	Elect Jim W. Mogg	Mgmt	For	For	For
	8	Elect Pattye L. Moore	Mgmt	For	For	For
	9	Elect Gary D. Parker	Mgmt	For	For	For
	10	Elect Eduardo A. Rodriguez	Mgmt	For	For	For
	11	Elect Terry K. Spencer	Mgmt	For	For	For
	12	Ratification of Auditor	Mgmt	For	For	For
	13	Advisory Vote on Executive Compensation	Mgmt	For	For	For
	14	Frequency of Advisory Vote on Executive Compensation	Mgmt	1 Year	1 Year	For

ONEOK, Inc.
	Ticker	Security ID:	Meeting Date		Meeting Status
	OKE	CUSIP 682680103	06/30/2017		Voted
	Meeting Type	Country of Trade
	Special	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Merger	Mgmt	For	For	For
	2	Increase of Authorized Common Stock	Mgmt	For	For	For
	3	Right to Adjourn Meeting	Mgmt	For	For	For

Targa Resources Corp.
	Ticker	Security ID:	Meeting Date		Meeting Status
	TRGP	CUSIP 87612G101	05/22/2017		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Elect Charles R. Crisp	Mgmt	For	For	For
	2	Elect Laura C. Fulton	Mgmt	For	For	For
	3	Elect Michael A. Heim	Mgmt	For	For	For
	4	Elect James W. Whalen	Mgmt	For	For	For
	5	Ratification of Auditor	Mgmt	For	For	For
	6	ADVISORY VOTE ON EXECUTIVE COMPENSATION	Mgmt	For	For	For
	7	Frequency of Advisory Vote on Executive Compensation	Mgmt	1 Year	1 Year	For
	8	Amendment to the 2010 Stock Incentive Plan	Mgmt	For	For	For
	9	Issuance of Common Stock	Mgmt	For	For	For

The Williams Companies, Inc.
	Ticker	Security ID:	Meeting Date		Meeting Status
	WMB	CUSIP 969457100	05/18/2017		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Elect Alan S. Armstrong	Mgmt	For	For	For
	2	Elect Stephen W. Bergstrom	Mgmt	For	For	For
	3	Elect Stephen I. Chazen	Mgmt	For	For	For
	4	Elect Charles I. Cogut	Mgmt	For	For	For
	5	Elect Kathleen B. Cooper	Mgmt	For	For	For
	6	Elect Michael A. Creel	Mgmt	For	For	For
	7	Elect Peter A. Ragauss	Mgmt	For	For	For
	8	Elect Scott D. Sheffield	Mgmt	For	For	For
	9	Elect Murray D. Smith	Mgmt	For	For	For
	10	Elect William H. Spence	Mgmt	For	For	For
	11	Elect Janice D. Stoney	Mgmt	For	For	For
	12	Ratification of Auditor	Mgmt	For	For	For
	13	Advisory Vote on Executive Compensation	Mgmt	For	For	For
	14	Frequency of Advisory Vote on Executive Compensation	Mgmt	1 Year	1 Year	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman MLP Income Fund Inc.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date: August 24, 2017